Right of use assets - (Details 1) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Presentation of leases for lessee [abstract]
Current lease liabilities	₨ 486	$ 5	₨ 193
Non-current lease liabilities	3,416	$ 36	3,617
Total	₨ 3,902		₨ 3,810	₨ 3,043